Unaudited Condensed Statement of Operations - USD ($)	3 Months Ended	8 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Operating expenses
General and administrative expenses	$ 1,495,798	$ 297,469
General and administrative – related party		54,839
Administrative fee – related party	30,000
Loss from Operations	(1,525,798)	(352,308)
Change in fair value of warrant liabilities	(1,725,000)	(8,613,000)
Financing cost – derivative warrant liabilities		(688,530)
Net gain from investments held in Trust Accounts	67,271	191,130
Net loss	$ (3,183,527)	$ (9,462,708)
Class A ordinary shares
Operating expenses
Weighted average shares outstanding of basic and diluted (in Shares)	34,500,000	34,312,500
Basic and diluted net income per share (in Dollars per share)	$ 0.00	$ 0.01
Class B ordinary shares
Operating expenses
Weighted average shares outstanding of basic and diluted (in Shares)	8,625,000	8,280,711
Basic and diluted net income per share (in Dollars per share)	$ (0.38)	$ (1.17)